March 4, 1996


OFICS Filer
SEC Operations
6432 General Green Way
Alexandria, VA  22312-2413

Attention:  Filings - Rule 497(j)

Re:    The Dreyfus/Laurel Funds, Inc. -
       Dreyfus Disciplined Equity Income Fund
       Dreyfus Disciplined Midcap Stock Fund
       Dreyfus European Fund
       Premier Small Company Stock Fund
       Dreyfus International Equity Allocation Fund
       Dreyfus Institutional S&P 500 Stock Index Fund
       Dreyfus Institutional Prime Money Market Fund
       Dreyfus Institutional Government Money Market Fund
       Dreyfus Institutional U.S. Treasury Money Market Fund
       Dreyfus Money Market Reserves
       Dreyfus Municipal Reserves
       Dreyfus U.S. Treasury Reserves
       Premier Balanced Fund
       Premier Limited Term Income Fund
       CIK No:  819940
       Registration Statement File No. 33-16338

Dear Sir/Madam:

       Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 43 under the Securities Act of 1933 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 1, 1996.

                                                     Very truly yours,



                                                     Eric Fischman
                                                     Vice President

EL:ts
Enclosure